Short-Term Investments (Tables)	12 Months Ended
May 31, 2014
Investments Debt And Equity Securities [Abstract]
Summary of Short-Term Investments	Short-term investments consisted of the following:

	As of May 31,
	2013	2014
	US$	US$
Held-to-maturity investments	504,952	643,410